Operating Segment - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue		$ 1,078,192	$ 1,166,014
Cost of sales		(669,394)	(742,985)
Gross margin		408,798	423,029
Operating (expenses) income		(202,271)	(221,493)
Corporate administration expenses		(30,602)	(23,443)
Other income		482	2,714
Impairment charges	$ (600,000)	0	(596,906)
Income (loss) before finance items and taxes		176,407	(416,099)
Finance income		17,349	106,335
Finance costs		(5,510)	(10,021)
Income (loss) from operations before taxes		188,246	(319,785)
Income and other taxes		306,396	(157,133)
Income (loss) for the year		494,642	(476,918)
Depreciation and depletion		181,260	193,264
Capital additions		1,326,274	1,753,728
Current assets		1,508,869	2,465,706
Non-current assets		11,859,892	10,356,688
Current liabilities		521,636	520,649
Non-current liabilities		4,419,172	4,370,688
Net increase (decrease) in cash		(528,364)	48,918
Operating segments [member] | Oyu Tolgoi [member]
Disclosure of operating segments [line items]
Revenue		1,078,192	1,166,014
Cost of sales		(669,394)	(742,985)
Gross margin		408,798	423,029
Operating (expenses) income		(245,718)	(271,547)
Other income		3,254	2,498
Impairment charges			(596,906)
Income (loss) before finance items and taxes		166,334	(442,926)
Finance income		4,292	29,719
Finance costs		(257,765)	(456,382)
Income (loss) from operations before taxes		(87,139)	(869,589)
Income and other taxes		347,003	(90,590)
Income (loss) for the year		259,864	(960,179)
Depreciation and depletion		181,146	193,183
Capital additions		1,326,274	1,753,728
Current assets		431,271	380,830
Non-current assets		12,025,763	10,311,721
Current liabilities		501,013	486,337
Non-current liabilities		11,954,961	10,870,018
Net increase (decrease) in cash		(38,563)	(37,813)
Corporate and other eliminations [member]
Disclosure of operating segments [line items]
Operating (expenses) income		43,447	50,054
Corporate administration expenses		(30,602)	(23,443)
Other income		(2,772)	216
Income (loss) before finance items and taxes		10,073	26,827
Finance income		13,057	76,616
Finance costs		252,255	446,361
Income (loss) from operations before taxes		275,385	549,804
Income and other taxes		(40,607)	(66,543)
Income (loss) for the year		234,778	483,261
Depreciation and depletion		114	81
Current assets		1,077,598	2,084,876
Non-current assets		(165,871)	44,967
Current liabilities		20,623	34,312
Non-current liabilities		(7,535,789)	(6,499,330)
Net increase (decrease) in cash		$ (489,801)	$ 86,731